Leases - Lease Balances and Other Information (Details) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) extension_period	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Lessee, Lease, Description [Line Items]
Number of renewal options | extension_period		2
Renewal term		10 years
Rental expense	$ 348		$ 690	$ 2,100	$ 307
Operating lease right-of-use assets		$ 21,597
Finance lease assets		775		$ 807
Total leased assets		22,372
Operating lease liabilities		2,066
Notes payable, net		318
Operating lease liabilities		19,546
Notes payable, net		149
Total leased liabilities		$ 22,079
Weighted average remaining lease term for operating leases		12 years 7 months 6 days
Weighted average remaining lease term for finance leases		1 year 7 months 6 days
Weighted average discount rate for operating leases		5.60%
Weighted average discount rate for finance leases		5.50%
Minimum
Lessee, Lease, Description [Line Items]
Renewal term		1 year
Maximum
Lessee, Lease, Description [Line Items]
Renewal term		10 years
Corporate Office Lease Modification
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets		$ 4,100